REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	$ 262,178	$ 230,709
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	127,289	138,285
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	4,669	6,987
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	112,702	69,767
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	$ 17,518	$ 15,670